Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Sep. 07, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation		Oct. 21, 2020
Restricted cash current		$ 0	$ 0
Inventory finished goods current		500	400
Deferred offering costs		0	2,100
Impairment of long lived assets held for use		0	0	$ 0
Capitalized costs to obtain contract from customers		1,000	700	1,300
Capitalized contract cost, amortization		$ 808	538	$ 231
Percentage of unrecognized tax benefits to be realized for recognition in the income statement		50.00%
Maven Topcos [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange Ratio		37.38624
Pointsbet Holding Pty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investments		$ 0	0
Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment towards loans and advances to related parties	$ 4,100
Related party transaction rate of interest	2.50%
Notes receivable from related party		$ 0	$ 4,700
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage		11.00%	10.00%
Accounts Payable [Member] | Supplier One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage		61.00%	17.00%